Cover	Oct. 10, 2019
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 10, 2019
Entity File Number	001-33497
Entity Registrant Name	AMICUS THERAPEUTICS, INC.
Entity Central Index Key	0001178879
Entity Tax Identification Number	71-0869350
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1 Cedar Brook Drive
Entity Address, City or Town	Cranbury
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08512
City Area Code	609
Local Phone Number	662-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock Par Value $0.01
Trading Symbol	FOLD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false